Financial Instruments at Fair Value Through Profit or Loss - Outstanding Forward Exchange Contracts Not Designated for Hedge (Detail) - Forward exchange contracts [Member]
€ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Currency	NT$/EUR	NT$/EUR
Maturity Period	2022.03	2021.03
Contract Amount	$ 257	$ 50	€ 8		€ 2
Taiwan, New Dollars
Disclosure of detailed information about financial instruments [Line Items]
Currency		US$/NT$
Maturity Period		2021.02-03
Contract Amount		$ 379		$ 14